TRADE RECEIVABLES, NET (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 5,636	$ 5,758
Allowance for doubtful accounts	1,525	1,162	$ 904
Trade receivables, net	4,111	4,596
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	560	658
Allowance for doubtful accounts	25	104
Trade receivables, net	535	554
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	301	777
Allowance for doubtful accounts	41	120
Trade receivables, net	260	657
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	224	200
Allowance for doubtful accounts	38	99
Trade receivables, net	186	101
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	469	372
Allowance for doubtful accounts	85	103
Trade receivables, net	384	269
Later than four months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,118	789
Allowance for doubtful accounts	1,296	610
Trade receivables, net	822	179
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,964	2,962
Allowance for doubtful accounts	40	126
Trade receivables, net	$ 1,924	$ 2,836